Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Financial Investments
Cash and cash equivalents and financial investments

8.	Cash and cash equivalents and financial investments
8.1.	Cash and cash equivalents

They include cash, available bank deposits and financial investments with high liquidity, which meet the definition of cash equivalents.

	12.31.2025	12.31.2024
Cash at bank and in hand	222	136
Financial investments classified as cash equivalents
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	1,178	1,453
Bank Deposit Certificates and other investment funds	211	186
	1,389	1,639
- Abroad
Time deposits	3,315	728
Sweep accounts and interest-bearing accounts	1,498	726
Other financial investments	47	42
	4,860	1,496
Total financial investments classified as cash equivalents	6,249	3,135
Total	6,471	3,271

Financial investments classified as cash equivalents have maturities of up to three months from the date of their acquisition. In Brazil, it primarily consists of repurchase agreements and investments in funds holding Brazilian Federal Government Bonds, as well as floating rate Bank Deposit Certificates with daily liquidity. Short-term financial investments abroad mainly comprise time deposits, as well as investments with daily liquidity.

Cash and cash equivalents were mainly provided by operating activities (US$ 36,047), proceeds from finance debt (US$ 5,320), divestments in financial investments (US$ 2,784), proceeds from disposal of assets - divestment (US$ 613) and financial compensation from co-participation agreements (US$ 355).

The main use of these funds in 2025 were for acquisition of PP&E and intangible assets in the amount of US$ 19,521, repayment of principal and interests related to finance debt and repayment of lease liability, amounting to US$ 14,571, as well as for payment of dividends of US$ 8,154.

Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

8.2.	Financial investments

			12.31.2025			12.31.2024
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	204	−	204	531	−	531
Amortized cost	2,492	33	2,525	2,308	2,006	4,314
Total	2,696	33	2,729	2,839	2,006	4,845
Current	2,693	33	2,726	2,257	2,006	4,263
Non-current	3	−	3	582	−	582

Financial investments (not classified as cash equivalents) have maturities of more than three months. Financial investments classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (level 1 of the fair value hierarchy). Financial investments classified as amortized cost mainly refer to investments in Brazil in floating rate Bank Deposit Certificates with daily liquidity, with initial maturities between one and two years, and to investments abroad in time deposits and government bonds.

Accounting policy for financial investments

The amounts invested in operations with terms of more than three months, as from the date of the agreement, are initially measured at fair value and subsequently according to their respective classifications, which are based on the way in which these funds are managed and their features of contractual cash flows:

•	Fair value through profit or loss – financial assets whose purpose is to receive funds from its sale. They are presented in current assets due to the expectation of realization within 12 months of the reporting date.
•	Amortized cost – financial assets that give rise, on specified dates, to cash flows represented exclusively by payments of principal and interest on the outstanding principal amount, the purpose of which is to receive its contractual cash flows. They are presented in current and in non-current assets according to their expectation of realization. Interest income from these investments is calculated using the effective interest rate method.